OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of operating segments

For the year ended December 31, 2025	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	3,316	357	4,059	46	7,778
Inter-segment revenue	205	871	6	(1,082)	—
Total revenue(3)	3,521	1,228	4,065	(1,036)	7,778
Operating expenses(4)	804	553	30	(426)	961
Cost of goods sold	51	—	3,524	(674)	2,901
Depreciation and amortization included in gross profit	641	209	71	11	932
Cost of sales	1,496	762	3,625	(1,089)	4,794
Share of profit from equity accounted investees	1	134	74	—	209
Gross profit	2,026	600	514	53	3,193
Depreciation included in general and administrative	2	—	—	53	55
Other general and administrative(4)	82	23	45	272	422
Other (income) expense	(5)	2	3	20	20
(Gain) loss on disposal of assets	(18)	—	1	(96)	(113)
Results from operating activities	1,965	575	465	(196)	2,809
Net finance costs	27	13	8	554	602
Earnings (loss) before tax	1,938	562	457	(750)	2,207
Income tax expense	—	—	—	—	513
Earnings (loss)	1,938	562	457	(750)	1,694
Capital expenditures	362	376	20	26	784
Contributions to equity accounted investees	—	243	168	—	411

For the year ended December 31, 2024	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	3,185	358	3,796	45	7,384
Inter-segment revenue	201	769	—	(970)	—
Total revenue(3)	3,386	1,127	3,796	(925)	7,384
Operating expenses(4)	832	474	25	(355)	976
Cost of goods sold	40	—	3,198	(630)	2,608
Depreciation and amortization included in gross profit	557	183	64	8	812
Cost of sales	1,429	657	3,287	(977)	4,396
Share of profit from equity accounted investees	42	231	55	—	328
Gross profit	1,999	701	564	52	3,316
Depreciation included in general and administrative	3	—	—	47	50
Other general and administrative(4)	65	23	48	258	394
Other expense (income)	13	3	(55)	35	(4)
Gain on disposal of assets	(13)	(1)	(7)	—	(21)
Loss on acquisition	—	—	—	616	616
Results from operating activities	1,931	676	578	(904)	2,281
Net finance costs	24	10	9	518	561
Earnings (loss) before tax	1,907	666	569	(1,422)	1,720
Income tax recovery	—	—	—	—	(154)
Earnings (loss)	1,907	666	569	(1,422)	1,874
Capital expenditures	539	345	30	41	955
Contributions to equity accounted investees	5	124	242	—	371
(1)    Pipelines revenue includes $506 million (2024: $501 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $1.1 billion (2024: $845 million) associated with U.S. midstream sales.
(3)    During 2025, one customer accounted for 10 percent or more of total revenues with $849 million reported throughout all segments. During 2024, no customer accounted for 10 percent or more of total gross profit reported throughout all segments.
(4)    Pembina incurred $651 million (2024: $576 million) of employee costs, of which $372 million (2024: $329 million) was recorded in operating expenses and $279 million (2024: $247 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
The aggregate carrying amount of goodwill allocated to each operating segment is as follows:

As at December 31	2025	2024
($ millions)
Pipelines	3,057	3,089
Facilities	440	442
Marketing & New Ventures	1,491	1,493
Total goodwill	4,988	5,024

Schedule of non-current assets

For the years ended December 31
($ millions)	2025	2024
Canada	27,874	27,701
United States	6,269	6,685
Total non-current assets(1)	34,143	34,386
(1)    Excludes derivative financial instruments and post-employment benefit assets.